FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Financial Instruments at Fair Value (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Investments in private companies	$ 212	$ 128
Total financial assets	1,057	1,461
Long-term debt (including current portion)	37,058	41,896	$ 40,855
MLSE put liability	3,316	0
Total financial liabilities	41,122	42,804
Fair value (Level 2) | Fair value
Disclosure of detailed information about financial instruments [line items]
Investments in private companies	0	0
Total financial assets	845	1,333
Long-term debt (including current portion)	36,523	39,765
MLSE put liability	0	0
Total financial liabilities	37,271	40,673
Fair value (Level 2) | Fair value | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	7
Derivative financial liabilities	0	2
Fair value (Level 2) | Fair value | Expenditure derivative instruments:
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	17	0
Fair value (Level 2) | Fair value | Equity derivative instruments
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	37	0
Derivative financial liabilities	9	54
Fair value (Level 2) | Fair value | Subsidiary equity derivative instruments
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	1	0
Derivative financial liabilities	36	0
Fair value (Level 2) | Fair value | Virtual power purchase agreement
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	6	10
Fair value (Level 2) | Fair value | Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	787	1,194
Derivative financial liabilities	645	842
Fair value (Level 2) | Fair value | Cash flow hedges | MLSE interest rate swap
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	7	0
Fair value (Level 2) | Fair value | Cash flow hedges | Expenditure derivative instruments:
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	20	132
Derivative financial liabilities	28	0
Fair value (Level 3) | Fair value
Disclosure of detailed information about financial instruments [line items]
Investments in private companies	212	128
Total financial assets	212	128
Long-term debt (including current portion)	0	0
MLSE put liability	3,316	0
Total financial liabilities	3,316	0
Fair value (Level 3) | Fair value | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Fair value (Level 3) | Fair value | Expenditure derivative instruments:
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0	0
Fair value (Level 3) | Fair value | Equity derivative instruments
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Fair value (Level 3) | Fair value | Subsidiary equity derivative instruments
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Fair value (Level 3) | Fair value | Virtual power purchase agreement
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0	0
Fair value (Level 3) | Fair value | Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Fair value (Level 3) | Fair value | Cash flow hedges | MLSE interest rate swap
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0	0
Fair value (Level 3) | Fair value | Cash flow hedges | Expenditure derivative instruments:
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Before Offset Amount
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	845	1,333
Before Offset Amount | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0
Derivative financial liabilities	0	2
Before Offset Amount | Expenditure derivative instruments:
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0
Derivative financial liabilities	17	0
Before Offset Amount | Equity derivative instruments
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets		0
Derivative financial liabilities	9	54
Before Offset Amount | Subsidiary equity derivative instruments
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets		0
Derivative financial liabilities	36	0
Before Offset Amount | Virtual power purchase agreement
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0
Derivative financial liabilities	6	10
Before Offset Amount | Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	645	842
Before Offset Amount | Cash flow hedges | MLSE interest rate swap
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	7	0
Before Offset Amount | Cash flow hedges | Expenditure derivative instruments:
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	$ 28	$ 0